Commitments and contingencies (Details)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 county state	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 county state	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Mar. 18, 2020
Concentration Risk [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract																								10 years
Mortgage Receivable [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Number of states in mortgage loans were originated | state															13				14
Number of counties in which loan portfolio concentrated | county															10				10
Concentration risk percentage															46.70%				54.60%

[1]	Predecessor periods are combined as disclosed in Note 1.